Debt - Schedule of Debt Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Proceeds	$ 315.0	$ 167.1
Advances		16.5
Repayments	(703.5)	(5.2)
Interest	9.4
Other	(7.0)
Acquisition (Note 8)	927.6
Disposition (Note 9)	(31.5)
Less: current portion	(6.7)	(13.7)		$ (3.4)
Non-current	697.0	180.0		$ 11.9
Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date	927.6		$ 943.1
Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Proceeds	0.0
Repayments	0.0
Interest	1.5
Other	0.0
Acquisition (Note 8)	272.3
Disposition (Note 9)	0.0
Borrowings	273.8	0.0
Senior note maturing December 2027 | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			283.0
Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Proceeds	0.0
Repayments	0.0
Interest	6.9
Other	0.0
Acquisition (Note 8)	402.9
Disposition (Note 9)	0.0
Borrowings	409.8	0.0
Senior note maturing August 2031 | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 500.0
SL-Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	160.0	0.0
Proceeds	315.0	160.0
Advances		0.0
Repayments	(475.0)	0.0
Interest	0.0
Other	0.0
Acquisition (Note 8)	0.0
Disposition (Note 9)	0.0
Borrowings	$ 0.0	160.0
Effective interest rate	5700.00%
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 33.7	15.3
Proceeds	0.0	7.1
Advances		16.5
Repayments	(228.5)	(5.2)
Interest	1.0
Other	(7.0)
Acquisition (Note 8)	252.4
Disposition (Note 9)	(31.5)
Borrowings	$ 20.1	$ 33.7
MARA Loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate			5.50%
MARA Loan | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 37.0
Jacobina Loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate			5.50%
Jacobina Loan | Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date			$ 10.3